Goldman, Sachs & Co.
                         85 Broad Street, 12th Fl.
                            New York, NY 10004
                              (212) 902-1000



May 5, 1998

VIA EDGAR

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Goldman Sachs Trust (the "Registrant")
     Securities Act File No. 33-17619
     Investment Company Act File No. 811-5349
     ---------------------------------------------------

Ladies and Gentlemen:

On behalf of the Registrant, pursuant to the Securities Act of 1933, as amended and Rule 497 (j) thereunder, the Registrant certifies that the form of prospectuses do not differ from the form of the aforementioned documents that was filed electronically as Post-Effective Amendment Nos. 44 and 45 to the Registrant's most recent registration statements for the Goldman Sachs Money Market Funds and Goldman Sachs Equity Funds, respectively, on April 29, 1998.


Sincerely,

Angelique Barrow

ANGELIQUE BARROW